Prepaid Expense and Other Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets
Prepaid Expense and Other Assets
6.	Prepaid Expense and Other Assets

Prepaid expense and other assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Fund receivable from external payment network providers(1)	50,781	90,614
Prepayments and deposits	86,043	73,885
Advances to suppliers	30,897	53,987
Value-added tax recoverable	20,507	36,071
Option exercise proceeds receivable and withholding IIT	9,926	10,232
Others	39,141	39,728
Total	237,295	304,517
Less: impairment provision(2)	(40,000)	(39,000)
Less: allowance for doubtful accounts(3)	(14,654)	(14,433)
Prepaid expense and other assets, net	182,641	251,084
(1)

The Group opened accounts with external online payment service providers to collect and transfer insurance premiums to insurance companies, as well as to collect donor’s donation and mutual aid funds prior to transferring them to custodian bank. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of donation, mutual aid fund received at the balance sheet date, which were subsequently transferred to the Group’s bank accounts or custodian accounts if they related to donor’s donations. The balance also includes insurance premium collected by the Group on behalf of insurance companies but not yet transferred to the insurance companies deposited in accounts of external online payment service providers. The amount was settled shortly after year end.

(2)	Impairment provision for prepayment for the years ended December 31, 2023, 2024 and 2025 were RMB1,000, RMB nil and RMB nil respectively.

The movements in the impairment provision are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	(40,000)	(40,000)
Write-off	—	1,000
Balance at end of the year	(40,000)	(39,000)

(3)

Allowance for doubtful accounts on deposits and other receivables were RMB923 and RMB124 respectively, which were recorded in general and administrative expenses for the years ended December 31, 2023 and 2024. Reversal of allowance for doubtful accounts on deposits and other receivables of RMB50 were recorded in general and administrative expenses for the year ended December 31, 2025.

6.	Prepaid Expense and Other Assets (continued)

The movements in the allowance for doubtful accounts are as follows:

	As of
	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	(14,979)	(14,654)
Additions	(1,154)	(59)
Reversals	1,030	109
Write-off	449	171
Balance at end of the year	(14,654)	(14,433)